UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redwood Investments, LLC
Address: One Gateway center, Suite 802
         Newton, MA 02458

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven T. Flammey
Title:   CFO/Chief Compliance Officer
Phone:   (617) 467-3027

Signature, Place, and Date of Signing:


/S/ Steven T. Flammey           Newton, MA               08/08/2008
- -----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reprting for this Manager:
	NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        101

Form 13F Information Table Value Total:     544,108
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     6574   192960 SH       Sole                    12910            180050
AGCO                           COM              001084102     6808   129895 SH       Sole                    35065             94830
AIR PRODUCTS & CHEMICAL INC    COM              009158106     2228    22535 SH       Sole                    13945              8590
AIRGAS INC                     COM              009363102     4787    81975 SH       Sole                    48865             33110
ALCON INC                      COM              H01301102     3081    18925 SH       Sole                     9240              9685
ANADARKO PETROLEUM CORP        COM              032511107      458     6120 SH       Sole                     6120
APPLE INC                      COM              037833100    10778    64368 SH       Sole                    10893             53475
AT + T                         COM              00206R102     1505    44668 SH       Sole                    27413             17255
AVON PRODUCTS INC              COM              054303102     6256   173680 SH       Sole                    32330            141350
BALLY TECHNOLOGIES INC         COM              05874B107     2564    75850 SH       Sole                    45185             30665
BAXTER INTERNATIONAL INC       COM              071813109    10449   163425 SH       Sole                    23610            139815
BMC SOFTWARE INC               COM              055921100    12725   353470 SH       Sole                    91365            262105
BRUKER BIOSCIENCES CORP        COM              116794108     3344   260200 SH       Sole                   155070            105130
BUCYRUS INTL INC A             COM              118759109     6101    83550 SH       Sole                    19990             63560
BURGER KING HOLDINGS INC       COM              121208201     8345   311490 SH       Sole                    66130            245360
CAMERON INTERNATIONAL CORPORAT COM              13342B105    11422   206360 SH       Sole                    13075            193285
CARRIZO OIL & GAS INC          COM              144577103     2481    36430 SH       Sole                    21695             14735
CENTRAL EUROPEAN DISTRIBUTION  COM              153435102     4344    58580 SH       Sole                    34895             23685
CF INDUSTRIES                  COM              125269100     2769    18120 SH       Sole                    10785              7335
CHESAPEAKE ENERGY              COM              165167107     9296   140940 SH       Sole                     9430            131510
CHEVRONTEXACO CORP             COM              166764100     2024    20422 SH       Sole                    12532              7890
CHUBB CORP                     COM              171232101     1692    34529 SH       Sole                    20194             14335
CLEVELAND CLIFFS INC           COM              185896107     5842    49015 SH       Sole                     3275             45740
COACH INC                      COM              189754104     4120   142655 SH       Sole                     9325            133330
COGNIZANT TECHNOLOGY SOLUTIONS COM              192446102     9454   290815 SH       Sole                    44610            246205
CONOCOPHILLIPS                 COM              20825C104     1926    20405 SH       Sole                    11390              9015
CONSTELLATION ENERGY GROUP INC COM              210371100      958    11665 SH       Sole                     6595              5070
CORE LABORATORIES NV F         COM              N22717107     6424    45125 SH       Sole                    26885             18240
CORNING INC                    COM              219350105     2663   115550 SH       Sole                     7720            107830
CVS/CAREMARK CORPORATION       COM              126650100     9067   229130 SH       Sole                    47930            181200
DAWSON GEOPHYSICAL CO          COM              239359102     2245    37760 SH       Sole                    22470             15290
DEVON ENERGY CORP              COM              25179M103     2850    23715 SH       Sole                    13735              9980
DEVRY INC DEL                  COM              251893103     3028    56465 SH       Sole                    33625             22840
DISNEY WALT CO                 COM              254687106    10392   333070 SH       Sole                    62135            270935
DOLLAR FINANCIAL CORP          COM              256664103     1740   115135 SH       Sole                    75916             39219
ENERSYS                        COM              29275y102     2405    70255 SH       Sole                    41850             28405
EQUINIX INC                    COM              29444u502     3580    40120 SH       Sole                    23760             16360
EXCO RESOURCES INC             COM              269279402     2013    54525 SH       Sole                    32465             22060
EXPRESS SCRIPTS INC            COM              302182100    11312   180360 SH       Sole                    29645            150715
EXXON MOBIL CORP               COM              30231G102     4459    50594 SH       Sole                    38694             11900
FLIR SYSTEMS INC               COM              302445101     6254   154145 SH       Sole                    91655             62490
FLOWSERVE CORP                 COM              34354p105     3045    22275 SH       Sole                     1380             20895
FMC TECHNOLOGIES INC           COM              30249u101     6089    79150 SH       Sole                    47150             32000
FPL GROUP INC                  COM              302571104     2568    39159 SH       Sole                    23104             16055
FTI CONSULTING INC             COM              302941109     2356    34410 SH       Sole                    20500             13910
GAMESTOP CORP CL A             COM              36467w109     7224   178820 SH       Sole                    56505            122315
GENZYME CORP COM GEN DIV       COM              372917104     7899   109895 SH       Sole                     7325            102570
GILEAD SCIENCES INC            COM              375558103    12653   238970 SH       Sole                    43810            195160
GOLDMAN SACHS GROUP INC        COM              38141G104     4947    28285 SH       Sole                     6560             21725
GRAFTECH INTERNATIONAL LTD     COM              384313102     5408   201555 SH       Sole                   119915             81640
GREIF INC-CL A                 COM              397624107     2737    42740 SH       Sole                    25455             17285
GUESS INC                      COM              401617105     5853   156290 SH       Sole                    62020             94270
HELMERICH & PAYNE INC          COM              423452101     3883    53920 SH       Sole                    32090             21830
HEWITT ASSOCIATES INC          COM              42822q100     2717    70875 SH       Sole                    42220             28655
HEWLETT PACKARD CO             COM              428236103    10485   237157 SH       Sole                    49347            187810
INTERNATIONAL BUSINESS MACHINE COM              459200101    10515    88713 SH       Sole                    16008             72705
INTREPID POTASH INC            COM              46121y102     3281    49880 SH       Sole                    29695             20185
INTUITIVE SURGICAL INC         COM              46120E602     4076    15130 SH       Sole                     9015              6115
J CREW GROUP INC               COM              46612H402     1736    52575 SH       Sole                    31645             20930
JACOBS ENGINEERING GROUP INC   COM              469814107    10727   132925 SH       Sole                    48785             84140
JPMORGAN CHASE & CO            COM              46625H100     7888   229906 SH       Sole                    49071            180835
KEY TECHNOLOGY                 COM              493143101      840    26400 SH       Sole                    15720             10680
KROGER CO                      COM              501044101     1214    42050 SH       Sole                    26545             15505
LOCKHEED MARTIN CORP           COM              539830109     6480    65685 SH       Sole                    14110             51575
MASIMO                         COM              574795100     2452    71390 SH       Sole                    42500             28890
MASTERCARD INC                 COM              57636Q104    14547    54785 SH       Sole                    10185             44600
MCDERMOTT INTL INC             COM              580037109    12985   209800 SH       Sole                    38335            171465
MCDONALDS CORP                 COM              580135101     2527    44950 SH       Sole                    28460             16490
MEDTRONIC INC                  COM              585055106      373     7217 SH       Sole                     7217
MELLANOX TECHNOLOGIES LTD      COM              M51363113     2964   218920 SH       Sole                   129770             89150
MEMC ELECTRONIC MATERIALS INC  COM              552715104     5723    93000 SH       Sole                    15365             77635
METTLER-TOLEDO INTERNATIONAL I COM              592688105     3113    32815 SH       Sole                    19525             13290
MICROS SYSTEMS INC             COM              594901100     3886   127455 SH       Sole                    75900             51555
MICROSOFT CORP                 COM              594918104    12246   445150 SH       Sole                    73200            371950
MOSAIC CO                      COM              61945a107    10497    72540 SH       Sole                    12705             59835
NATIONAL OIL WELL VARCO        COM              637071101    17153   193342 SH       Sole                    35447            157895
NEUTRAL TANDEM INC             COM              64128b108     3842   219515 SH       Sole                   130645             88870
NEWMONT MINING CORP            COM              651639106     6220   119240 SH       Sole                    22270             96970
NUCOR CORP                     COM              670346105     2581    34570 SH       Sole                    20385             14185
ORACLE CORP                    COM              68389X105    10403   495375 SH       Sole                    89075            406300
PAREXEL INTERNATIONAL CORP     COM              699462107     4702   178710 SH       Sole                   106420             72290
PEPSICO INC                    COM              713448108     9409   147962 SH       Sole                    26952            121010
PRICELINE.COM INC              COM              741503403    10446    90475 SH       Sole                    30920             59555
PROLOGIS SHS BEN INT REIT      COM              743410102     1270    23361 SH       Sole                    13831              9530
PSYCHIATRIC SOLUTIONS INC      COM              74439h108     3920   103605 SH       Sole                    61710             41895
RAYTHEON CO                    COM              755111507     2531    44965 SH       Sole                    27075             17890
ROGERS COMM INC CL B           COM              775109200     2186    56537 SH       Sole                    31773             24764
RONALD S. LAURA ENTERPRISES    COM              518585104        0    30500 SH       Sole                    30500
SHIRE PLC ADR                  COM              82481R106     1491    30345 SH       Sole                     5090             25255
SKYWORKS SOLUTIONS INC         COM              83088m102     2671   270595 SH       Sole                   161115            109480
SOHU COM INC                   COM              83408W103     1408    19990 SH       Sole                    11910              8080
SOLERA HLDGS INC               COM              83421a104     1887    68215 SH       Sole                    40615             27600
SPARTAN STORES                 COM              846822104     2956   128530 SH       Sole                    78020             50510
THERMO FISHER SCIENTIFIC       COM              883556102    12061   216410 SH       Sole                    43635            172775
TJX COS INC                    COM              872540109     7375   234335 SH       Sole                    36370            197965
TRANSOCEAN INC                 COM              G90073100    12294    80675 SH       Sole                    13965             66710
VALMONT INDUSTRIES INC         COM              920253101     1612    15455 SH       Sole                     9200              6255
VNUS MEDICAL TECHNOLOGIES      COM              928566108     2403   120100 SH       Sole                    71515             48585
WAL-MART STORES INC            COM              931142103     8868   157785 SH       Sole                    32065            125720
WALTER INDUSTRIES INC          COM              93317Q105     4141    38070 SH       Sole                    22680             15390
WOODWARD GOVERNOR CO           COM              980745103     3589   100635 SH       Sole                    59915             40720